Financial Instrument, Risk Management and Fair Value Measurements, Derivatives Gain (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income [Roll Forward]
Derivatives qualifying as hedges, net of tax	$ (6.0)	$ 1.9	$ (13.3)
Cash Flow Hedging
Accumulated Other Comprehensive Income [Roll Forward]
Accumulated other comprehensive income (loss), net of tax, beginning	5.2	7.1	(6.2)
Unrealized hedging gains (losses) and other, net of tax	13.7	(1.2)	7.3
Accumulated other comprehensive income (loss), net of tax, ending	11.2	5.2	7.1
Cash Flow Hedging | Interest Expense
Accumulated Other Comprehensive Income [Roll Forward]
Effective portion	(7.6)	(0.6)	6.5
Ineffective portion	(0.1)	(0.1)	(0.5)
Derivatives qualifying as hedges, net of tax	6.0	(1.9)	13.3
Cash Flow Hedging | Foreign currency contracts
Accumulated Other Comprehensive Income [Roll Forward]
Accumulated other comprehensive income (loss), net of tax, beginning	4.4	4.6	(6.1)
Unrealized hedging gains (losses) and other, net of tax	14.2	(0.4)	6.1
Accumulated other comprehensive income (loss), net of tax, ending	10.4	4.4	4.6
Cash Flow Hedging | Foreign currency contracts | Cost of Sales and Services
Accumulated Other Comprehensive Income [Roll Forward]
Effective portion	(8.1)	0.3	5.1
Ineffective portion	(0.1)	(0.1)	(0.5)
Derivatives qualifying as hedges, net of tax	6.0	(0.2)	10.7
Cash Flow Hedging | Energy contracts
Accumulated Other Comprehensive Income [Roll Forward]
Accumulated other comprehensive income (loss), net of tax, beginning	0.0	1.4	(1.3)
Unrealized hedging gains (losses) and other, net of tax	0.0	(0.8)	1.2
Accumulated other comprehensive income (loss), net of tax, ending	0.0	0.0	1.4
Cash Flow Hedging | Energy contracts | Cost of Sales and Services
Accumulated Other Comprehensive Income [Roll Forward]
Effective portion	0.0	(0.6)	1.5
Ineffective portion	0.0	0.0	0.0
Derivatives qualifying as hedges, net of tax	0.0	(1.4)	2.7
Cash Flow Hedging | Other
Accumulated Other Comprehensive Income [Roll Forward]
Accumulated other comprehensive income (loss), net of tax, beginning	0.8	1.1	1.2
Unrealized hedging gains (losses) and other, net of tax	(0.5)	0.0	0.0
Accumulated other comprehensive income (loss), net of tax, ending	0.8	0.8	1.1
Cash Flow Hedging | Other | Interest Expense
Accumulated Other Comprehensive Income [Roll Forward]
Effective portion	0.5	(0.3)	(0.1)
Ineffective portion	0.0	0.0	0.0
Derivatives qualifying as hedges, net of tax	0.0	(0.3)	(0.1)
Derivatives Not Designated as Hedging Instruments
Accumulated Other Comprehensive Income [Roll Forward]
Amount of pre-tax gain or (loss) recognized in income on derivatives	(10.9)	(12.5)	(44.2)
Derivatives Not Designated as Hedging Instruments | Foreign currency contracts | Cost of Sales and Services
Accumulated Other Comprehensive Income [Roll Forward]
Amount of pre-tax gain or (loss) recognized in income on derivatives	$ (10.9)	$ (12.5)	$ (44.2)